Document and Entity Information	0 Months Ended
Mar. 11, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 11, 2015
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Mar. 11, 2015
Document Effective Date	Mar. 11, 2015
Prospectus Date	Dec. 31, 2014
BNY Mellon Asset Allocation Fund | Class M Shares
Risk/Return:
Trading Symbol	MPBLX
BNY Mellon Asset Allocation Fund | Investor Shares
Risk/Return:
Trading Symbol	MIBLX